Organization and Principal Activities - Schedule of Loss Per Ordinary Share Before and After the Retrospective Adjustments (Details) - $ / shares	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Before Adjustment [Member]
Schedule of Loss Per Ordinary Share Before and After the Retrospective Adjustments [Line Items]
—Basic	$ (0.07)	$ (0.09)
—Diluted	(0.07)	(0.09)
After Adjustment [Member]
Schedule of Loss Per Ordinary Share Before and After the Retrospective Adjustments [Line Items]
—Basic	(0.15)	(0.19)
—Diluted	$ (0.15)	$ (0.19)